7 Trade accounts receivable	12 Months Ended
Dec. 31, 2019
Trade Accounts Receivable
Trade accounts receivable

7	Trade accounts receivable

The Company’s billing period is generally 30 days; therefore, the amount of the trade accounts receivable corresponds to their fair value. The Company realizes part of its trade accounts receivable through the sale of trade notes to funds and financial institutions that acquire receivables. These operations are not entitled to recourse and the risks and benefits over the receivables are substantially transferred, for which reason the trade notes are derecognized. At December 31, 2019, total amount of the operation was R$ 2.0 billion.

	Note	2019	2018
Customers
Domestic market
Third parties		1,049,412	1,402,638
Related parties	9	8,814	22,806
		1,058,226	1,425,444
Foreign market
Third parties		1,477,748	1,901,184
		1,477,748	1,901,184
Allowance for doubtful accounts	(i)	(229,323)	(233,625)
Total		2,306,651	3,093,003

Current assets		2,285,750	3,075,218
Non-current assets		20,901	17,785
Total		2,306,651	3,093,003

(i)	Company’s expected credit losses are determined based on the following stages:

Stage 1 – when the securities are still performing in this stage, expected credit losses are calculated based on the actual experience of credit loss (write-off) over the last five years, segregating customers in accordance with their Operating Risk.

Stage 2 – when there is deterioration in the credit risk of the customer since the initial recognition; in this stage, the Company considers as deterioration of credit risk any credits that were renegotiated and that must be collected in court, regardless of their maturity.

Stage 3 – includes financial assets that have objective evidence of impairment; the trigger for evidence of impairment is an unprecedented delay of more than 90 days.

The following table shows the Company’s expected credit loss for each stage:

		Estimated loss percentage	Trade accounts receivable	Allowance for doubtful accounts

Stage 1 (Performing)	Operation risk 1	Minimum risk	1,635,553
	Operation risk 2	Minimum risk	337,044
	Operation risk 3	0.24%	201,126	485
	Operation risk 4	0.57%	126,250	720
	Operation risk 5	100%	1,778	1,778
			2,301,751	2,983

Stage 2 (Significant Increase in Loss Risk)	1st Renegotiation lower than 24 months	24% or 100%	6,631	1,717
	2nd Renegotiation greater than 24 months	91% or 100%	1,558	1,558
	Legal	100%	170,698	170,698
			178,887	173,973

Stage 3 (No payment performance - Indicative of impairment)
	Between 90 and 180 days	50% or 100%	6,126	3,157
	Above 180 days	100%	49,210	49,210
			55,336	52,367

Total			2,535,974	229,323

The changes in the allowance for doubtful accounts are presented below:

	2019	2018

Balance of provision at the beginning of the year	(233,625)	(350,025)
Provision in the year	(59,885)	(24,604)
Reversal in the year	45,501	124,579
Write-offs	18,686	16,425
Balance of provision at the end of the year	(229,323)	(233,625)

The breakdown of trade accounts receivable by maturity is as follows:

	2019	2018

Accounts receivables not past due	2,001,326	2,616,104
Past due securities:
Up to 90 days	318,852	492,265
91 to 180 days	15,368	10,941
As of 180 days	200,428	207,318
	2,535,974	3,326,628
Allowance for doubtful accounts	(229,323)	(233,625)
Total customers portfolio	2,306,651	3,093,003